Registration No. 811-00487
Registration No. 002-12187

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No.	120	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	120	☒

(Check appropriate box or boxes)

SECURITY LARGE CAP VALUE FUND
(Formerly Security Growth and Income Fund)

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President Security Large Cap Value Fund 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850	Amy J. Lee, Secretary Security Large Cap Value Fund 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒   immediately upon filing pursuant to paragraph (b)
☐   on __________ pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   on __________ pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on __________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 120 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 120 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 28th day of June 2013.

SECURITY LARGE CAP VALUE FUND (Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of June 2013.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard Oliverius Director		SECURITY LARGE CAP VALUE FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, President and Director

EXHIBIT LIST

EX-101.INS                                XBRL Instance Document
EX-101.SCH                              XBRL Taxonomy Extension Schema Document
EX-101.CAL                              XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                               XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                               XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                               XBRL Taxonomy Extension Presentation Linkbase